Financial Instruments and Risk Management (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Impact on loss due to percent change in interest rate	$ 35
Impact on carrying value of promissory note due to percent change in interest rate	177
Restricted deposits	14,298	$ 12,976	$ 10,000
Amounts receivable and other assets	2,721	3,032
Current trade payables	3,136	2,755
Maximum exposure to credit risk	19,977
Financial instrument at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Restricted deposits	13,743	12,401
Amounts receivable and other assets	2,113	2,382
Financial instrument at fair value through profit or loss [Member] | Level 1 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Restricted deposits	13,743	12,401
Financial instrument at fair value through profit or loss [Member] | Level 2 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Current trade payables	984	772
Financial instrument at fair value through profit or loss [Member] | Level 3 inputs [Member]
Disclosure of detailed information about financial instruments [line items]
Amounts receivable and other assets	$ 2,113	$ 2,382